Securities (Summary of Equity Securities Designated at Fair Value Through Other Comprehensive Income) (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2025	Apr. 30, 2024	Apr. 30, 2025	Apr. 30, 2024	Oct. 31, 2024
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Fair value	$ 3,878		$ 3,878		$ 4,415
Dividend income recognized	123	$ 86	189	$ 142
Common shares [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Fair value	3,395		3,395		3,914
Dividend income recognized	88	48	115	65
Preference shares [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Fair value	483		483		$ 501
Dividend income recognized	$ 35	$ 38	$ 74	$ 77